Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Revenue by geographic areas

In millions	Year ended December 31,	2025	2024	2023
Revenues
Canada		$12,104	$11,875	$11,570
U.S.		5,200	5,171	5,258
Total revenues		$17,304	$17,046	$16,828

Long-lived assets by geographic areas

In millions	As at December 31,	2025	2024
Long-lived assets
Canada		$28,133	$26,635
U.S.		21,455	21,810
Total long-lived assets (1)		$49,588	$48,445
(1)The Company defines long-lived assets as Properties and Operating lease right-of-use assets.